FINANCIAL INSTRUMENTS - Fair Value Measurement Recognized in the Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 59,686	$ 58,180
Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	3,575	1,498
Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	3,886
Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	47,009	27,585
Bills issued by the Treasury Department of the U.S. ("T-Bills")
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	1,399
Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		4,996
Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	3,509	758
Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	6,684	3,875
Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	27,892	22,088
Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	3,416	534
Level 1 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 1 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 1 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0
Level 1 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Bills issued by the Treasury Department of the U.S. ("T-Bills")
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	1,399
Level 1 | Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		4,996
Level 1 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 2 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 2 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	3,575	1,498
Level 2 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	3,886
Level 2 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	47,009	27,585
Level 2 | Bills issued by the Treasury Department of the U.S. ("T-Bills")
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Level 2 | Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Level 2 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	3,509	758
Level 2 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 2 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 2 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	3,416	534
Level 3 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	59,686	58,180
Level 3 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 3 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0
Level 3 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 3 | Bills issued by the Treasury Department of the U.S. ("T-Bills")
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Level 3 | Commercial Papers
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Level 3 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 3 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	6,684	3,875
Level 3 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	27,892	22,088
Level 3 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	$ 0	$ 0